Commitments and Contingencies (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
2021
Disclosure Of Commitments [Line Items]
Product transportation	$ 870
North West Redwater Partnership service toll	163
Other	25
2022
Disclosure Of Commitments [Line Items]
Product transportation	817
North West Redwater Partnership service toll	160
Other	21
2023
Disclosure Of Commitments [Line Items]
Product transportation	858
North West Redwater Partnership service toll	160
Other	21
2024
Disclosure Of Commitments [Line Items]
Product transportation	841
North West Redwater Partnership service toll	156
Other	22
2025
Disclosure Of Commitments [Line Items]
Product transportation	809
North West Redwater Partnership service toll	150
Other	22
Thereafter
Disclosure Of Commitments [Line Items]
Product transportation	10,370
North West Redwater Partnership service toll	2,694
Other	$ 16
Commitments for oil and gas transportation, period of agreement	20 years
North West Redwater Partnership
Disclosure Of Commitments [Line Items]
Percent of pro rata share of debt company has committed paying to joint venture	25.00%
Interest payable included in service toll	$ 1,169
Term of commitment to joint venture	30 years
Offshore vessels and equipment | 2021
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 64
Offshore vessels and equipment | 2022
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	9
Offshore vessels and equipment | 2023
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Offshore vessels and equipment | 2024
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Offshore vessels and equipment | 2025
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Offshore vessels and equipment | Thereafter
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Field equipment and power | 2021
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	28
Field equipment and power | 2022
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | 2023
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | 2024
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | 2025
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | Thereafter
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	246
Painted Pony Energy Ltd
Disclosure Of Commitments [Line Items]
Product transportation and processing obligation, unrecorded	$ 2,400